DEBT (Details Narrative)																												12 Months Ended
	Jan. 27, 2025 USD ($)	Aug. 12, 2024 USD ($)	Aug. 02, 2024 USD ($)	Jul. 17, 2024 USD ($)	Mar. 23, 2024 USD ($)	Mar. 19, 2024 USD ($)	Mar. 15, 2024 USD ($)	Mar. 01, 2024 USD ($)	Feb. 01, 2024 USD ($)	Jan. 23, 2024 USD ($)	Jan. 01, 2024	Dec. 18, 2023 USD ($)	Dec. 14, 2023 USD ($)	Sep. 15, 2023 USD ($)	Aug. 23, 2023 USD ($)	Aug. 22, 2023 USD ($)	May 30, 2023 USD ($)	May 15, 2023 USD ($)	May 11, 2023 USD ($)	Mar. 14, 2023 USD ($)	Jan. 12, 2023 USD ($)	Dec. 30, 2022 USD ($)	Mar. 14, 2022 USD ($)	Feb. 11, 2022 USD ($)	Feb. 10, 2022 USD ($)	Jun. 20, 2021 USD ($)	Jun. 26, 2017 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jan. 27, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Aug. 12, 2024 CNY (¥)	Aug. 02, 2024 CNY (¥)	Jul. 17, 2024 CNY (¥)	Mar. 23, 2024 CNY (¥)	Mar. 19, 2024 CNY (¥)	Mar. 15, 2024 CNY (¥)	Mar. 01, 2024 CNY (¥)	Feb. 07, 2024 USD ($)	Feb. 07, 2024 CNY (¥)	Feb. 01, 2024 CNY (¥)	Jan. 23, 2024 CNY (¥)	Dec. 18, 2023 CNY (¥)	Dec. 14, 2023 CNY (¥)	Sep. 15, 2023 CNY (¥)	Aug. 23, 2023 CNY (¥)	Aug. 22, 2023 CNY (¥)	May 30, 2023 CNY (¥)	May 15, 2023 CNY (¥)	May 11, 2023 CNY (¥)	Mar. 14, 2023 CNY (¥)	Jan. 16, 2023 USD ($)	Jan. 16, 2023 CNY (¥)	Jan. 12, 2023 CNY (¥)	Dec. 30, 2022 CNY (¥)	Mar. 14, 2022 CNY (¥)	Feb. 11, 2022 CNY (¥)	Feb. 10, 2022 CNY (¥)	Jun. 20, 2021 CNY (¥)	Jun. 26, 2017 CNY (¥)
Line of Credit Facility [Line Items]
Short-term loans																												$ 5,719,493	$ 2,509,890
Long term debt																												1,431,826	1,290,978
Interest Expense, Operating and Nonoperating																												303,325	$ 238,224	$ 446,884
Beijing Bank [Member]
Line of Credit Facility [Line Items]
% of Ownership				100.00%															100.00%																100.00%																100.00%
Spd Bank [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity																																								$ 1,400,000	¥ 10,000,000.0												$ 1,400,000	¥ 10,000,000.0
Line of credit interest rate																																								4.10%	4.10%
Line of credit																																								$ 1,400,000	¥ 10,000,000.0
Spd Bank [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Debt maturity date	Jan. 16, 2024
Line of credit facility maximum borrowing capacity	$ 1,400,000																														¥ 10,000,000.0
Line of credit interest rate	4.30%																														4.30%
Huaxia Bank [Member]
Line of Credit Facility [Line Items]
Debt maturity date								May 30, 2025									May 30, 2026
Interest rate								4.50%									5.00%																						4.50%										5.00%
Line of credit facility maximum borrowing capacity								$ 712,494									$ 274,123											28,450				¥ 200,000							¥ 5,000,000.0										¥ 2,000,000
Long term debt																												$ 85,450				600,000
Huaxia Bank [Member]
Line of Credit Facility [Line Items]
Debt maturity date																	May 30, 2025
Interest rate																	6.50%																																6.50%
Line of credit facility maximum borrowing capacity																	$ 328,947																																¥ 2,400,000
Loan Agreement [Member]
Line of Credit Facility [Line Items]
Debt maturity date											Jan. 31, 2025
Interest rate											5.23%
Loan Agreement [Member] | Beijing Bank [Member]
Line of Credit Facility [Line Items]
Short-term loans				$ 800,000															$ 800,000																¥ 6,000,000.0																¥ 6,000,000.0
Debt maturity date				Jul. 16, 2025															May 10, 2024
Interest rate				4.30%															5.17%																4.30%																5.17%
Loan Agreement [Member] | Agricultural Bank of China [Member]
Line of Credit Facility [Line Items]
Short-term loans					$ 1,100,000																															¥ 8,000,000.0
Debt maturity date					Mar. 22, 2025
Interest rate					3.70%																															3.70%
Loan Agreement [Member] | China Bohai Bank [Member]
Line of Credit Facility [Line Items]
Short-term loans										$ 500,000																																	¥ 4,000,000.0
Debt maturity date										Jan. 21, 2025
Interest rate										3.90%																																	3.90%
Loan Agreement [Member] | Bank of China [Member]
Line of Credit Facility [Line Items]
Short-term loans			$ 500,000																															¥ 4,000,000.0
Debt maturity date			Aug. 01, 2025
Interest rate			4.10%																															4.10%
Loan Agreement [Member] | Postal Savings Bank of China [Member]
Line of Credit Facility [Line Items]
Short-term loans									$ 400,000																																	¥ 3,100,000
Debt maturity date									Jan. 31, 2025
Interest rate									4.10%																																	4.10%
Loan Agreement [Member] | Qinnong Bank [Member]
Line of Credit Facility [Line Items]
Short-term loans		$ 500,000																															¥ 3,500,000
Debt maturity date		Jul. 11, 2025
Interest rate		4.00%																															4.00%
Loan Agreement [Member] | Bank of Communication [Member]
Line of Credit Facility [Line Items]
Short-term loans							$ 42,465																															¥ 300,000
Debt maturity date							Mar. 15, 2025
Interest rate							3.80%																															3.80%
Loan Agreement [Member] | Xian High Tech Emerging Industry Investment Fund Partnership [Member]
Line of Credit Facility [Line Items]
Debt maturity date																											Jun. 25, 2020
Interest rate																											3.80%																																		3.80%
Long term debt																											$ 1,200,000																																		¥ 8,000,000.0
Debt Instrument, Description																												The Company has negotiated with the Lender to extend the loan repayment date to December 25, 2022 in accordance with a COVID-19 relief notice issued by local government, with adjusted interest rate of 4.75% per annum during the period from June 26, 2020 to June 25, 2021, and 5.225% per annum during the period from June 26, 2021 to December 31, 2023.
Loan Agreement [Member] | Xian Xinchang Micro Lending Co Ltd [Member]
Line of Credit Facility [Line Items]
Debt instrument face amount																												$ 50,000.00				300,000
Loan Agreement [Member] | We Bank Co Ltd [Member]
Line of Credit Facility [Line Items]
Debt maturity date												Dec. 20, 2025		Sep. 15, 2025	Aug. 20, 2025						Jan. 20, 2025		Mar. 20, 2024		Feb. 12, 2024	Jun. 20, 2023
Interest rate												16.02%		14.76%	14.76%										8.10%																			16.02%		14.76%	14.76%												8.10%
Long term debt												$ 122,549,701		$ 3,701	$ 68,531										$ 212,808																			¥ 860,000		¥ 27,000	¥ 500,000												¥ 1,510,000
Loan Agreement [Member] | China Resources Shenzhen International Investment Trust One [Member]
Line of Credit Facility [Line Items]
Debt maturity date																								Feb. 12, 2024
Interest rate																								12.60%																																		12.60%
Long term debt																								$ 79,661																																		¥ 566,667
Loan Agreement [Member] | China Construction Bank One [Member]
Line of Credit Facility [Line Items]
Short-term loans																						$ 42,785																																		¥ 312,159
Debt Instrument, Maturity Date, Description																						as working capital for one year, with maturity date on
Debt maturity date																						Dec. 30, 2023
Interest rate																						3.95%																																		3.95%
Loan Agreement [Member] | China Construction Bank Two [Member]
Line of Credit Facility [Line Items]
Short-term loans																		$ 137,062																																¥ 1,000,000.0
Debt Instrument, Maturity Date, Description																		as working capital for one year, with maturity date on
Debt maturity date																		May 15, 2024
Interest rate																		3.80%																																3.80%
Loan Agreement [Member] | China Construction Bank Three [Member]
Line of Credit Facility [Line Items]
Short-term loans													$ 36,639																																¥ 257,117
Debt Instrument, Maturity Date, Description													as working capital for one year, with maturity date on
Debt maturity date													Dec. 14, 2024
Interest rate													3.95%																																3.95%
Loan Agreement [Member] | Industrial and Commercial Bank of China [Member]
Line of Credit Facility [Line Items]
Short-term loans						$ 137,061														$ 137,061																	¥ 1,000,000.0															¥ 1,000,000.0
Debt Instrument, Maturity Date, Description						as working capital for one year, with maturity date on March 13, 2024														as working capital for one year, with maturity date on March 13, 2024
Interest rate						3.70%														3.70%																	3.70%															3.70%
Loan Agreement [Member] | We Bank Co Ltd [Member]
Line of Credit Facility [Line Items]
Interest rate																					13.77%		15.39%			14.40%																													13.77%		15.39%			14.40%
Long term debt																					$ 20,559		$ 12,652			$ 96,005																													¥ 150,000		¥ 90,000			¥ 620,000
Working Capital Loan [Member] | Qishang Bank [Member]
Line of Credit Facility [Line Items]
Debt maturity date																Aug. 21, 2026
Interest rate																5.80%																																5.80%
Long term debt																$ 411,184																																¥ 3,000,000.0
Debt instrument face amount																												$ 142,499				¥ 1,000,000